Annual Report

                            AUL American Individual
                            Variable Life Unit Trust

                               December 31, 1998

This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of AUL American Series Fund, Inc. and AUL American Unit Trust, which contains further information concerning the sales charge, expenses and other pertinent information.

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A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc

To Participants in AUL American Individual Variable Life Unit Trust

The current economic expansion has been particularly impressive and is now entering its eighth year, setting a new record as the longest period of peacetime growth. This expansion has been unique in that it has been accompanied by low inflation, low interest rates and low unemployment. At the same time, positive consumer confidence has translated into greater consumer spending and strong corporate profits have resulted in increased capital spending, both major drivers to economic growth. However, the playing field changed dramatically during the third quarter of 1998 when financial difficulties in Russia, Asia and Latin America and losses incurred by several well-known hedge funds caused a great deal of concern. In addition, the capital markets had to contend with a possible credit crunch, increased antagonism with Iraq, and the threat of political instability here at home.
The stock market experienced a marked downturn during the third quarter in response to these concerns. To help alleviate market stress, the Federal Reserve Board intervened on three occasions by cutting the federal funds rate a total of 75 basis points (0 75%). The Fed's actions, coupled with an easing of the global concerns, provided renewed vigor for the stock market during the last three months of the year.
Treasury yields declined sharply in the second half of the year as investors around the world sought the safety and liquidity of U S government-backed, dollar denominated securities. Yield declines for corporate bonds and mortgage-backed securities, however, were much smaller. Investors were particularly leery of smaller, less liquid bond issues, especially those backed by lower quality credits.
At the present time, most economists are expecting U S economic growth to decelerate in 1999. The slowdown in foreign economies has led to a decline in demand for American-made products which results in a contraction in U S exports. Generally, economists are also expecting consumer spending to ease and the level of corporate fixed investments to decline. In such an environment, it will be difficult for the stock market to achieve above average returns in the coming year.

                             /S/James W. Murphy
                                James W  Murphy
                                Chairman of the Board of Directors and President
Indianapolis, Indiana
January 28,1999
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Report of Independent Accountants

The Contract Owners of
AUL American Individual Variable Life Unit Trust and
Board of Directors of
American United Life Insurance Company

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Individual Variable Life Unit Trust at December 31, 1998, the results of its operations and changes in its net assets from April 30, 1998 (commencement of operations) to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

                                                  /S/PricewaterhouseCoopers, LLP

Indianapolis, Indiana
February 1, 1999
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                AUL American Individual Variable Life Unit Trust
                            Statements of Net Assets
                                December 31, 1998

                             AUL American Series Fund                 Fidelity
              ------------------------------------------------------ -----------
               Equity    Money Mkt     Bond     Managed    High Inc   Growth
              ---------- ---------- ---------- ---------- ---------- -----------
Assets:

Investments
at value     $   95,619 $  131,005 $   35,741 $   29,192 $   26,502 $   129,171

Net Assets   $   95,619 $  131,005 $   35,741 $   29,192 $   26,502 $   129,171

Units
outstanding      19,810    126,861      6,732      5,802      5,852      21,289

Accumulation
Unit Value   $     4.83 $     1.03 $     5.31 $     5.03 $     4.53 $      6.07


                                           Fidelity
              ------------------------------------------------------------------
                Overseas  Asset Mgr  Index 500  Eqty-Inc    Contra    Money Mkt
              ---------- ---------- ---------- ---------- ---------- -----------
Assets:

Investments
at value     $   12,832 $  130,912 $1,417,686 $  157,771 $  166,167 $    25,077

Net Assets   $   12,832 $  130,912 $1,417,686 $  157,771 $  166,167 $    25,077

Units
outstanding       2,668     24,524    253,822     31,405     29,004      24,203

Accumulation
Unit Value   $     4.81 $     5.34 $     5.59 $     5.02 $     5.73 $      1.04


The accompanying notes are an integral part of the financial statements
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                AUL American Individual Variable Life Unit Trust
                      Statements of Net Assets (continued)
                               December 31, 1998

                 American Century     Alger     T. Rowe Price
            -----------------------  --------- --------------
              VP Capital     VP      American
            Appreciation    Int'l     Growth    Equity Income
            ------------ ---------- ----------- -------------
Assets:
Investments
at value     $    4,488 $   84,292 $  272,792   $  231,753

Net Assets   $    4,488 $   84,292 $  272,792   $  231,753

Units
outstanding         986     16,998     43,283       46,062

Accumulation
Unit Value   $     4.55 $     4.96 $     6.30   $     5.03

The accompanying notes are an integral part of the financial statements
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                AUL American Individual Variable Life Unit Trust
               Statements of Operations and Changes in Net Assets for the period from 4/30/1998 (commencement of operations) through 12/31/1998


                        AUL American Series Fund                 Fidelity
              ------------------------------------------- ----------------------
                Equity    Money Mkt     Bond     Managed   High Inc    Growth
              ---------- ---------- ---------- ---------- ---------- -----------

Operations:

Dividend
income       $    8,675 $    1,077 $    1,028 $    1,892 $        0 $         0

Net Investment
income            8,675      1,077      1,028      1,892          0           0

Gain (Loss) on Investments:

Net realized
gain (loss)        (230)         0        390         75       (295)        318

Net change in
unrealized appreciation
(depreciation)      911          0       (649)       608      1,954      17,221

Net Gain (Loss)     681          0       (259)       683      1,659      17,539

Increase
in Net Assets
from Operations   9,356      1,077        769      2,575      1,659      17,539

Contract Owner Transactions:

Proceeds from
units sold      116,012    235,711    140,768     30,838     27,265     118,862

Cost of units
redeemed        (26,360)   (99,765)  (104,420)    (2,548)      (257)       (106)

Account charges  (3,389)    (6,018)    (1,376)    (1,673)    (2,165)     (7,124)

Increase         86,263    129,928     34,972     26,617     24,843     111,632

Net increase     95,619    131,005     35,741     29,192     26,502     129,171

Net Assets,
beginning             0          0          0          0          0           0

Net Assets,
ending       $   95,619 $  131,005 $   35,741 $   29,192 $   26,502 $   129,171
              =========  =========  =========  =========  =========  ==========

Units sold       26,537    229,979     26,926      6,673      6,401      22,644

Units redeemed   (6,727)  (103,118)   (20,194)      (871)      (549)     (1,355)

Net increase     19,810    126,861      6,732      5,802      5,852      21,289

Units outstanding,
beginning             0          0          0          0          0           0

Units outstanding,
ending           19,810    126,861      6,732      5,802      5,852      21,289
               =========  =========  =========  =========  =========  =========

The accompanying notes are an integral part of the financial statements
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                AUL American Individual Variable Life Unit Trust
         Statements of Operations and Changes in Net Assets (continued) for the period from 4/30/1998 (commencement of operations) through 12/31/1998

                                           Fidelity
              ------------------------------------------------------------------
                Overseas  Asset Mgr  Index 500  Eqty-Inc    Contra    Money Mkt
              ---------- ---------- ---------- ---------- ---------- -----------

Operations:

Dividend
Income       $        0 $        0 $        0 $        0 $        0 $       109

Net Investment
income                0          0          0          0          0         109

Gain (Loss) on Investments:

Net realized
gain (loss)          97       (108)     5,321        382        201           0

Net change in
unrealized appreciation
(depreciation)      704      9,675    133,825     15,629     22,720           0

Net Gain (Loss)     801      9,567    139,146     16,011     22,921           0

Increase
in Net Assets
from Operations     801      9,567    139,146     16,011     22,921         109

Contract Owner Transactions:

Proceeds from
units sold       13,531    130,304  1,314,494    152,705    175,608      40,979

Cost of units
redeemed            (60)    (2,218)    (1,971)    (2,283)   (20,791)    (14,744)

Account charges  (1,440)    (6,741)   (33,983)    (8,662)   (11,571)     (1,267)

Increase         12,031    121,345  1,278,540    141,760    143,246      24,968

Net increase     12,832    130,912  1,417,686    157,771    166,167      25,077

Net Assets,
beginning             0          0          0          0          0           0

Net Assets,
ending       $   12,832 $  130,912 $1,417,686 $  157,771 $  166,167 $    25,077
              =========  =========  =========  =========  =========  ==========

Units sold        2,998     26,314    260,809     33,752     35,686      39,905

Units redeemed     (330)    (1,790)    (6,987)    (2,347)    (6,682)    (15,702)

Net increase      2,668     24,524    253,822     31,405     29,004      24,203

Units outstanding,
beginning             0          0          0          0          0           0

Units outstanding,
ending            2,668     24,524    253,822     31,405     29,004      24,203
              =========  =========  =========  =========  =========  ==========

The accompanying notes are an integral part of the financial statements
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                AUL American Individual Variable Life Unit Trust
         Statements of Operations and Changes in Net Assets (continued) for the period from 4/30/1998 (commencement of operations) through 12/31/1998

                 American Century      Alger   T Rowe Price
              ---------------------  --------- ------------
              VP Capital      VP      American
             Appreciation   Int'l      Growth    Eqty inc

Operations:

Dividend
income       $        0 $        0 $        0 $     7,760

Net Investment
income                0          0          0       7,760

Gain (Loss) on Investments:

Net realized
gain (loss)         (18)    (2,322)       602          59

Net change in
unrealized appreciation
(depreciation)      595      6,162     43,233       7,033

Net Gain (Loss)     577      3,840     43,835       7,092

Increase
in Net Assets
from Operations     577      3,840     43,835      14,852

Contract Owner Transactions:

Proceeds from
units sold        5,709    111,903    248,390     245,481

Cost of units
redeemed              0    (25,776)    (2,128)    (17,564)

Account charges  (1,798)    (5,675)   (17,305)    (11,016)

Increase          3,911     80,452    228,957     216,901

Net increase      4,488     84,292    272,792     231,753

Net Assets,
beginning             0          0          0           0

Net Assets,
ending       $    4,488 $   84,292 $  272,792 $   231,753
              =========  =========  =========  ==========

Units sold        1,437     24,233     46,809      52,124

Units redeemed     (451)    (7,235)    (3,526)     (6,062)

Net increase        986     16,998     43,283      46,062

Units outstanding,
beginning             0          0          0           0

Units outstanding,
ending              986     16,998     43,283      46,062
               ========   ========   ========   =========

The accompanying notes are an integral part of the financial statements
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NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies
The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc (AUL American Series Fund), Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc (American Century), Alger American Fund (Alger), and T Rowe Price Equity Series, Inc (T Rowe Price).

Security Valuation Transactions and Related Income
The market value of investments is based on the closing bid prices at December 31, 1998 Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

2.  Account Charges

With respect to variable life insurance policies funded by the variable account, AUL makes certain deductions as follows:

Modified Single Premium Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) a premium tax charge equal to 0.25% of the account value annually for the first 10 policy years, (5) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (6) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, and (7) in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrender, depending upon policy duration The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

Flexible Premium  Adjustable Policy: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $30.00 per month in the first year and $5.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium tax charges equal to 0.25% of the account value annually for the first 10 years the policy is in force, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, and (6) in the event of a surrender, 100% of premium for the first five contract years, reduced by 10% each year for contract years 6 through 15 The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

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NOTES TO FINANCIAL STATEMENTS (continued)

3.  Accumulation Unit Value
The change in the Accumulation Unit Value per unit for the period from April 30, 1998 through December 31, 1998 is:

                         12/31/98    4/30/98     Change
                         --------    -------     ------
AUL American Series Fund:
   Equity              $ 4.826818  $ 5.000000     -3.5%
   Money Market          1.032790    1.000000      3.3%
   Bond                  5 309238    5.000000      6.2%
   Managed               5 031288    5.000000      0.6%
Fidelity:
   High Income           4.528671    5.000000     -9.4%
   Growth                6.065156    5.000000     21.3%
   Overseas              4.808152    5.000000     -3.8%
   Asset Manager         5.338035    5.000000      6.8%
   Index 500             5.585215    5.000000     11.7%
   Equity Income         5.023715    5.000000      0.5%
   Contrafund            5.729026    5.000000     14.6%
   MoneyMarket           1.036145    1.000000      3.6%
American Century:
   VP Capital
      Appreciation       4.550963    5.000000     -9.0%
   VP International      4.958841    5.000000     -0.8%
Alger:
   American Growth       6.302550    5.000000     26.1%
T Rowe Price:
   Equity Income         5.031378    5.000000      0.6%

4.  Cost of Investments

The cost of investments at December 31, 1998, is:
AUL American Series Fund:
  Equity                $    94,708
  Money Market              131,005
  Bond                       36,391
  Managed                    28,584
Fidelity:
  High Income                24,548
  Growth                    111,950
  Overseas                   12,128
  Asset Manager             121,237
  Index 500               1,283,862
  Equity Income             142,142
  Contrafund                143,447
  Money Market               24,998
American Century:
  VP Capital
     Appreciation             3,893
  VP International           78,130
Alger:
  American Growth           229,560
T Rowe Price:
  Equity Income             224,720

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NOTES TO FINANCIAL STATEMENTS (continued)

5.  Net Assets
    Net Assets at December 31, 1998, are:

                        AUL American Series Fund           Fidelity
              ------------------------------------------- -----------
                Equity     Mon Mkt     Bond      Managed    High Inc
              ---------- ---------- ---------- ---------- -----------
Proceeds from
units sold   $  116,012 $  235,711 $  140,768 $   30,838 $    27,265

Cost of
units redeemed  (26,360)   (99,765)  (104,420)    (2,548)       (257)

Account charges  (3,389)    (6,018)    (1,376)    (1,673)     (2,165)

Net investment
income            8,675      1,077      1,028      1,892           0

Net realized
gain (loss)        (230)         0        390         75        (295)

Unrealized appreciation
(depreciation)      911          0       (649)       608       1,954

             $   95,619 $  131,005 $   35,741 $   29,192 $    26,502
              ========== ========== ========== ========== ===========

                                      Fidelity
              -------------------------------------------------------
                Growth     Overseas  Asset Mgr  Index 500   Eqty-inc
              ---------- ---------- ---------- ---------- -----------
Proceeds from
units sold   $  118,862 $   13,531 $  130,304 $1,314,494 $   152,705

Cost of
units redeemed     (106)       (60)    (2,218)    (1,971)     (2,283)

Account charges  (7,124)    (1,440)    (6,741)   (33,983)     (8,662)

Net investment
income                0          0          0          0           0

Net realized
gain (loss)         318         97       (108)     5,321         382

Unrealized appreciation
(depreciation)   17,221        704      9,675    133,825      15,629

             $  129,171 $   12,832 $  130,912 $1,417,686 $   157,771
              ========== ========== ========== ========== ===========

                     Fidelity          American Century      Alger
              ---------------------  --------------------  ----------
                                    VP Capital     VP      American
              Contrafund   Mon Mkt    Apprec.     Int'l     Growth
              ----------  ---------  ---------  ---------- ----------
Proceeds from
units sold   $  175,608 $   40,979 $    5,709 $  111,903 $   248,390

Cost of
units redeemed  (20,791)   (14,744)         0    (25,776)     (2,128)

Account charges (11,571)    (1,267)    (1,798)    (5,675)    (17,305)

Net investment
income                0        109          0          0           0

Net realized
gain (loss)         201          0        (18)    (2,322)        602

Unrealized appreciation
 (depreciation)  22,720          0        595      6,162      43,233

             $  166,167 $   25,077 $    4,488 $   84,292 $   272,792
              ========== ========== ========== ========== ===========

              T Rowe Price
              ------------
             Equity income

Proceeds from
units sold   $   245,481

Cost of units
redeemed         (17,564)

Account charges  (11,016)

Net investment
income             7,760

Net realized
gain (loss)           59

Unrealized appreciation
 (depreciation)    7,033

             $   231,753
              ==========
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                                                                             AUL
American United Life Insurance Company
         One American Square
         P. O. Box 368
         Indianapolis, Indiana  46206-0368
         www.aul.com

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